Income Taxes - Schedule of Reconciliation of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Provision for Income Taxes [Abstract]
U.S. federal statutory rate, Amount	$ (808,004)	$ (1,019,260)
U.S. federal statutory rate, Percentage	(21.00%)	(21.00%)
State taxes, net of federal benefit, Amount	$ (165,448)	$ (208,706)
State taxes, net of federal benefit, Percentage	(4.30%)	(4.30%)
Entertainment expense, Amount	$ 29	$ 310
Entertainment expense, Percentage
Disallowed research and development expenditures, Amount	$ 11,914	$ 40,330
Disallowed research and development expenditures, Percentage	0.30%	0.80%
Research and development tax credit, Amount	$ (47,091)	$ (159,408)
Research and development tax credit, Percentage	(1.20%)	(3.30%)
Deferred tax rate change, Amount
Deferred tax rate change, Percentage
True-up of deferred taxes, Amount	$ 12,595	$ 105,838
True-up of deferred taxes, Percentage	0.30%	2.20%
True-up of research and development credit, Amount		$ (1,246)
True-up of research and development credit, Percentage
Change in valuation allowance, Amount	$ 996,005	$ 1,242,142
Change in valuation allowance, Percentage	25.90%	25.60%
Effective tax rate, Amount
Effective tax rate, Percentage	0.00%	0.00%